Discontinued Operations - After-Tax Loss from Discontinued Operations (FY) (Details) - USD ($)	4 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2018	Aug. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations, net of tax	$ 0	$ 0	$ 1,835,911	$ 0
Yield Endurance [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of discontinued operations	$ (8,038,065)
Yield Endurance [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Share income			(48,593)
Sales, general and administrative			368,032
Interest expense - accrued interest			117,534
Interest expense - excess value of warrants			2,988,090
Interest expense - amortization of discount on note payable			5,500,000
Mark to market BTC			509,730
Mark to market derivative liability			(4,051,087)
Reserve for uncollectible note receivable			4,490,270
Gain on disposal of discontinued operations			(8,038,065)
Loss from discontinued operations, net of tax			$ 1,835,911